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Sustainable Emerging Markets Portfolio
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Summary Prospectus and
Prospectus Supplement

April 21, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 21, 2023 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated July 13, 2022

Sustainable Emerging Markets Portfolio (the "Fund")

Important Notice Regarding Change in Fund Name and Investment Policy

At a meeting held on April 19-20, 2023, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved various changes to the Fund, including changing its name from "Sustainable Emerging Markets Portfolio" to "Emerging Markets ex China Portfolio" and modifying its non-fundamental investment policy pursuant to Rule 35d-1, each change effective June 21, 2023 (the "Effective Date").

In connection with these changes, there will not be any changes to the Fund's investment objective, investment process, portfolio holdings or portfolio management team.

The Fund has a policy that provides, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries that satisfy Morgan Stanley Investment Management Inc.'s (the "Adviser") sustainability and/or environmental, social and governance ("ESG") criteria. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days' notice in writing of any changes. At the meeting held on April 19-20, 2023, the Board approved modifying this policy to provide that, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This change will be effective on the Effective Date.

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Sustainable Emerging Markets Portfolio
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The sections of the Summary Prospectus entitled "Principal Investment Strategies" and the Prospectus entitled "Fund Summary—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

The Adviser and the Fund's "Sub-Adviser," Morgan Stanley Investment Management Company ("MSIM Company"), seek to achieve the Fund's investment objective, under normal circumstances, by investing at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of issuers located in emerging market countries excluding China and Hong Kong. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser's and/or Sub-Adviser's investment approach combines top-down country allocation with bottom-up stock selection. The Adviser and/or Sub-Adviser allocate the Fund's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. To seek to manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The Adviser and/or Sub-Adviser consider sustainability and/or integrate environmental, social and governance ("ESG") criteria into their investment decision-making process. The Adviser and/or Sub-Adviser define sustainability as economic activities that contribute positively to an environmental or social objective. Such economic activities may include themes such as, but are not limited to, climate change, energy transition, sustainable development, sustainable production, circular economy, waste and water management, decent work and innovation and access, affordability and economic growth. The Adviser and/or Sub-Adviser believe that monitoring ESG criteria helps build a more complete picture of the quality of company management and the opportunities and risks facing companies. The Adviser and/or Sub-Adviser seek to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance.

The Fund seeks to achieve a lower carbon footprint than the MSCI Emerging Markets ex China Index in aggregate at the portfolio level, although the Fund may invest in companies that have fossil fuel exposure. The Adviser and/or Sub-Adviser generally measure the carbon footprint of each portfolio company by calculating the company's weighted average carbon intensity, which is the sum of the company's carbon intensity multiplied by the company's weight within the portfolio. The Adviser and/or Sub-Adviser define carbon intensity for this purpose as tons of carbon dioxide produced by the company per $1 million of the company's sales.

Investments shall not include any company whose core business activity (as defined by more than 10% of company revenue based on MSCI ESG Business Involvement Screening Research unless otherwise noted), according to the Adviser's and/or Sub-Adviser's methodology, involve the following:

a) Thermal coal mining;

b) Oil sands;

c) Arctic oil & gas;

d) Tobacco;

e) Alcohol;

f) Adult entertainment;

g) Gambling; or

h) Any tie to weapons, including civilian firearms, cluster munitions, controversial weapons, nuclear weapons and landmines.

The Adviser and/or Sub-Adviser may, in its discretion, elect to apply additional ESG, controversy, norms-based and/or carbon-related investment restrictions over time, which may result in the exclusion of companies that would not otherwise be excluded under the methodology set forth above, that it believes are consistent with the Fund's investment objective.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.
Sustainable Emerging Markets Portfolio | Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	The sections of the Summary Prospectus entitled "Principal Risks—China Risk" and the Prospectus entitled "Fund Summary—Principal Risks—China Risk" will be deleted in their entirety. The sections of the Summary Prospectus entitled "Principal Risks—Sustainability and ESG Investment Risk" and the Prospectus entitled "Fund Summary—Principal Risks—Sustainability and ESG Investment Risk" will be deleted in their entirety and replaced with the following:
Sustainable Emerging Markets Portfolio | ESG Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	ESG Investment Risk. The Fund's adherence to its ESG criteria and application of related analyses and use of exclusionary and/or inclusionary criteria when selecting investments may impact the Fund's performance, including relative to similar funds that do not adhere to such processes or use such exclusionary criteria, and generally will affect the Fund's exposure to certain companies, industries, sectors, regions, and countries. For example, the Fund, based on the Fund's use of exclusionary criteria described above, will not invest in companies in industries including thermal coal mining, oil sands, Arctic oil and gas, tobacco, alcohol, adult entertainment, gambling, and weapons. The Fund's adherence to its ESG criteria and application of related analyses as well as its use of exclusionary and/or inclusionary criteria may also result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so, and may limit the investment opportunities available to the Fund. While the Adviser and/or the Sub-Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ from other investors' or investment managers' views. Additionally, the Fund's adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis based on qualitative assessments and may be difficult if data about a particular company is limited or if the data is inaccurate, incomplete, unavailable or based on estimates. A company's ESG practices or the Adviser's assessment of such may change over time. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor.